Employee benefit plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / h	Dec. 31, 2018 CAD ($)
Retirement Benefits [Abstract]
Contributions made by the Company during the year | $	$ 1,161	$ 991
Company match of voluntary contributions made by employees, percentage of base salary	5.00%
Contribution per hour | $ / h	1.00